Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2014	13,910,000
Balance at Dec. 31, 2014	$ 1	$ 2,796	$ (12,148)	$ (42)	$ (9,393)		$ (9,393)
Issuance of ordinary shares (Note 1) (in shares)	1,600,000
Issuance of ordinary shares (Note 1)	$ 1	15,999			16,000		16,000
Acquisition of an equity investee (in shares)	240,000
Acquisition of an equity investee		2,400			2,400		2,400
Imputed interest		532			532		532
Foreign currency translation adjustment loss				(11)	(11)	(10)	(21)
Deemed contribution		8,192			8,192		8,192
Effect of capital contribution to a subsidiary		(800)			(800)	800
Net loss			(7,970)		(7,970)	(82)	(8,052)
Balance (in shares) at Dec. 31, 2015	15,750,000
Balance at Dec. 31, 2015	$ 2	29,119	(20,118)	(53)	8,950	708	9,658
Issuance of ordinary shares (Note 1) (in shares)	1,129,628
Issuance of ordinary shares (Note 1)		15,250			15,250		15,250
Foreign currency translation adjustment loss				(38)	(38)	(26)	(64)
Net loss			(12,010)		(12,010)	(535)	(12,545)
Balance (in shares) at Dec. 31, 2016	16,879,628
Balance at Dec. 31, 2016	$ 2	44,369	(32,128)	(91)	12,152	147	12,299
Issuance of ordinary shares (Note 1) (in shares)	4,828,297
Issuance of ordinary shares (Note 1)		89,443			89,443		89,443
Foreign currency translation adjustment loss				(91)	(91)	90	(1)
Effect of capital contribution to a subsidiary		(1,480)			(1,480)	1,480
Net loss			(91,763)		(91,763)	(4,625)	(96,388)
Share-based compensation (Note 7) (in shares)	822,777
Share-based compensation (Note 7)		18,815			18,815	3,868	22,683
Balance (in shares) at Dec. 31, 2017	22,530,702
Balance at Dec. 31, 2017	$ 2	$ 151,147	$ (123,891)	$ (182)	$ 27,076	$ 960	$ 28,036